Shareholder Report, Line Graph (Details) 193735_Hilton Tactical Income Fund_Investor Class_TSR Annual {Investor Class} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Investor Class
Account Value [Line Items]
Accumulated Value	$ 15,492	$ 14,666	$ 12,852	$ 12,709	$ 13,727	$ 11,738	$ 12,162	$ 11,408	$ 10,614	$ 10,000	$ 16,629
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500® Index
Accumulated Value	34,718	29,960	23,566	20,325	22,895	17,455	14,315	13,909	11,623	10,000	$ 41,793
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,276	10,933	10,189	10,313	11,655	11,665	10,955	9,944	10,049	10,000	$ 11,489
Bloomberg Intermediate US Government/Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Intermediate US Government/Credit Bond Index
Accumulated Value	$ 11,853	$ 11,321	$ 10,570	$ 10,512	$ 11,451	$ 11,432	$ 10,790	$ 9,980	$ 10,082	$ 10,000	$ 12,066